PUBLIC OFFERING (Details) - CAPSTAR SPECIAL PURPOSE ACQUISITION CORP - $ / shares		8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)		27,600,000		27,600,000
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	27,600,000		27,600,000	27,600,000
Price per share			$ 10.00	$ 10.00
Number of shares in a unit			1	1
Number of warrants in a unit			0.5	0.5
Number of shares issuable per warrant			1	1
Exercise price of warrants			$ 11.50	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	3,600,000		3,600,000	3,600,000